STATEMENTS OF OPERATIONS (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF OPERATIONS
Shares surrendered to company for cancellation	875,000	875,000
Common shares, shares outstanding	2,000,000	2,000,000